LICENSE AGREEMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
LICENSE AGREEMENT
LICENSE AGREEMENT

NOTE 11 - LICENSE AGREEMENT

On March 31, 2021, the Company issued a license agreement for US $5,000,000 to BioRay Pharmaceutical Co, LTD, (Licensee) licensing Pritumumab internationally with the exclusion of North and Central America and the Caribbean Islands. Under the terms of the agreement the Company received $250,000 upon signing of the agreement plus $750,000 with the start of the phase 1 clinical trials, which started in March 2021. In addition, the Company received $750,000 upon the initial patient enrolled at the dosage level of 8.0 mg/kg. Further payments of $2,500,000 were to be received when the FDA approves the phase 2 clinical trials and $750,000 to receive when the phase 2 clinical trials begin. Upon commercialization by the Licensee, the Company was to receive a 9% royalty on net sales for 20 years. Since the inception of the license agreement the Company had receive payments totaling $1,750,000for the first 2 payments . On June 6, 2023 the Company and BioRay mutually agreed to terminate the license agreement, at no cost to either party, returning the worldwide rights to the Company. Under the terms of the agreement no further payments were to be received.

NOTE 11- LICENSE AGREEMENT

On March 31, 2021, the Company issued a license agreement for US $5,000,000 to BioRay Pharmaceutical Co, LTD, (Licensee) licensing Pritumumab internationally with the exclusion of North and Central America and the Caribbean Islands. Under the terms of the agreement the Company receives $250,000 upon signing of the agreement plus $750,000 with the start of the phase 1 clinical trials , which started in March 2021. In addition, the Company received $750,000 upon the initial patient enrolled at the dosage level of 8.0 mg/kg. Further payment of $2,500,000 will be received when the FDA approves the phase 2 clinical trials and $750,000 when the phase 2 clinical trials begin. Upon commercialization by the Licensee, the Company will receive a 9% royalty on net sales for 20 years. As of March 31, 2023 the Company received payments totaling $1,750,000 from the license. (See Note 13- Subsequent Events)